Commitments and Contingencies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 30, 2016	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Initial annual salary			$ 252,000
Annual bonus compensation equal percentage	30.00%
Income before income taxes	$ 500,000
Bonus amount		$ 334,000	$ 334,000
Compensation, percentage		12.00%	11.00%
Deposit		$ 14,000	$ 6,600
Chief Executive Officer [Member]
Commitments and Contingencies [Line Items]
Annual salary		$ 69,000	66,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Annual salary			$ 600,000